Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill
Schedule of Intangible and goodwill

						Internally-
Cost	Brand	Customer				developed
in €‘000	name	base	Licenses		Technology	software	Goodwill	Total
Balance as of January 1, 2022	8,993	68,273	690,345		83,445	48,126	258,993	1,158,175
Additions	—	—	93,346		8,915	17,730	—	119,991
Additions through acquisitions (Note 3)	3,901	6,721	61		17,469	—	49,316	77,468
Disposals	—	—	(42,186)		(5,800)	(1,291)	—	(49,277)
Disposal due to reduction in service potential	—	—	(646)		—	—	—	(646)
Translation adjustments	283	976	706		3,572	374	7,505	13,416
Balance as of December 31, 2022	13,177	75,970	741,626		107,601	64,939	315,814	1,319,127
Additions	—	—	1,023,457		6,324	28,301	—	1,058,082
Additions through acquisitions	—	—	—		2,718	—	4,236	6,954
Disposals	(71)	(776)	(226,020)		(3,000)	(5,170)	—	(235,037)
Disposal due to reduction in service potential	—	—	(4,077)		—	—	—	(4,077)
Translation adjustments	(78)	(619)	(127)		(2,258)	(1,545)	(5,652)	(10,279)
Balance as of December 31, 2023	13,028	74,575	1,534,859		111,385	86,525	314,398	2,134,770

Accumulated amortization and impairment
€‘000
Balance as of January 1, 2022	(6,442)	(28,206)	(265,136)		(18,821)	(20,257)	(10,841)	(349,703)
Amortization	(1,039)	(6,543)	(144,065)	[1]	(13,402)	(7,782)	—	(172,831)
Disposals	—	—	42,186		5,800	1,290	—	49,276
Translation adjustments	(228)	(224)	(390)		(21)	(390)	(984)	(2,237)
Balance as of December 31, 2022	(7,709)	(34,973)	(367,405)		(26,444)	(27,139)	(11,825)	(475,495)
Amortization	(1,246)	(6,664)	(161,279)	[1]	(13,728)	(8,849)	—	(191,766)
Impairment (Note 13.1)	(311)	(1,142)	—		(1,908)	—	(6,493)	(9,854)
Disposals	71	776	227,800		3,000	5,170	—	236,817
Translation adjustments	60	144	569		864	901	321	2,859
Balance as of December 31, 2023	(9,135)	(41,859)	(300,315)		(38,216)	(29,917)	(17,997)	(437,439)
Carrying amount
As of December 31, 2022	5,468	40,997	374,221		81,157	37,800	303,989	843,632
As of December 31, 2023	3,893	32,716	1,234,544		73,169	56,608	296,401	1,697,331
1	Includes €160.0 million and €140.2 million of sport rights amortization for the years ended December 31, 2023 and 2022, respectively.

Schedule of company's internally developed software cost

	Years Ended December 31,
in €‘000	2023	2022	2021
Personnel expenses	21,773	15,560	11,592
Purchases services and licenses (excluding depreciation and amortization)	6,528	2,170	202
Internally-developed software cost capitalized	28,301	17,730	11,794

Schedule of carrying amount of goodwill to the respective CGUs and the key assumptions used in estimation of the recoverable amount

Goodwill per CGU	RoW	RoW	RoW	United
in €‘000	Betting	Betting AV	Other	States
Goodwill as of January 1, 2022	29,452	106,296	17,504	94,900
Acquisition	46,237	—	3,079	—
Foreign currency translation effect	(1,793)	3,875	(56)	4,495
Goodwill as of December 31, 2022	73,896	110,171	20,527	99,395
Acquisition	4,236	—	—	—
Impairment	—	—	(6,493)	—
Foreign currency translation effect	424	(2,463)	(140)	(3,152)
Goodwill as of December 31, 2023	78,556	107,708	13,894	96,243

Key assumptions used
For 2022:
Terminal value growth rate	2.0%	2.0%	2.0%	2.0%
Budgeted EBITDA margin [1]	38.5%	14.6%	22.7%	26.7%
Discount rate —WACC (before taxes)	12.2%	12.1%	13.7%	15.1%
For 2023:
Terminal value growth rate	2.0%	2.0%	2.0%	2.0%
Budgeted EBITDA margin [1]	33.6%	13.1%	12.5%	25.0%
Discount rate —WACC (before taxes)	13.2%	13.2%	15.7%	15.7%
1	The budgeted EBITDA margin for the RoW Betting CGUs represents an average margin, whereas the budgeted EBITDA margin for the RoW Other and United States CGUs represents the assumption for the last year of the budget period.

Schedule of Impairment assessment changes to discount rate and sustainable EBITDA

Further
in €‘000	impairment
Decrease terminal value growth rate to 0%	(4,511)
Decrease sustainable EBITDA margin by 2%	(14,041)
Increase discount rate by 1%	(5,147)
Decrease discount rate by 1% and decrease sustainable EBITDA margin by 2%	(9,765)